SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12:	SUBSEQUENT EVENTS

The Company evaluated subsequent events from the date of the balance sheet of June 30, 2025 through December 25, 2025, the date the financial statements were available to be issued, and has determined that, there have been no subsequent events that require recognition or disclosure in the financial statements as follows :

a.	On October 6, 2025, the Company and Aptar entered into a Termination and Settlement Agreement to terminate the agreements described in Note 6 and to resolve and settle outstanding disputes between the parties. The Company agreed to pay $75 and a future $225 for all past obligations.

b.	On October 3, 2025 the company and Aptar signed a new master service agreement and schedules of work (the “New Aptar Agreement”) in which Aptar granted the Company technology access to co-development and support for the development and submissions to regulatory bodies of intranasal to deliver NS001 and NS002 using Aptar’s technology. In connection with the development, the Company is required to pay Aptar up to $1,000 in the aggregate comprising of $600 paid in three annual instalments in project period, $200 upon submission of New Drug $200 upon approval of a NDA with the FDA (or equivalent body outside the U.S. The Company paid $200 to Aptar to date under the New Aptar Agreement. In addition to the fees described above, upon receipt of NDA Approval for the Final Product (as defined in the agreement), Company agreed to pay 1% royalties from the Net Revenue of the Final Product for a period of seven years commencing on the date of the first commercial sale of such Final Product. The Company also agreed to pay a termination fee of up to $160 based on termination date.

c.	Further to the litigation described above in Note 6, on July 17, 2025, the Company agreed to settle with supplier associated with the Taffix in return for all claims made the company agreed to pay an aggregate amount of NIS 310 ($94) paid in eight equal instalments to be paid monthly until April 2026.

d.	Further to service agreement with Formulex described in Note 6, on September 8, 2025, the Company signed a services agreement with Formulex where the Company would pay a fixed fee of $10 per month for R&D services. On December 18, 2025, the Company signed an agreement with Formulex related to forfeiture of prior obligations under the Previous Formulex Service Agreement (as defined in Note 6), and accordingly an amount of $210, which is recorded within Accrued expense and other current liabilities as of June 30, 2025, is no longer due to Formulex.

e.

On August 7, 2025, the Company engaged Capital Point Ltd. to provide certain investor relations and public relations services, and business development related services in connection with all of the Company’s product candidates. The Company will receive such services for a two-year period, for an aggregate amount of $600 plus VAT.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

(Amounts in U.S. dollars in thousands, except share and per share amounts)

f.	The CEO is also entitled for other benefits such as reimbursement of expenses and certain bonus payments, including a one-time bonus payment of NIS 120 ($33) upon and subject to consummation of the IPO.

g.	The Company completed its IPO in August 2025 and the Company’s ordinary shares started trading on the NYSE American under the symbol (“NSRX”). See also Note 1(d).

h.	In connection with the IPO, three executive officers of the Company received bonuses based on the terms of their employment contracts as described in Notes 9(a), 10(h) and 10(i). Mr. Gilboa received NIS 905 ($250), Dr. Megiddo received NIS 724 ($200) and Mr. Teleman received NIS 240 ($66).

i.	In connection with the IPO, all Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares have been converted to Ordinary Shares, no par value per share, at a 1:1 ratio. In addition, all outstanding SAFEs entered into and paid prior to the IPO have been automatically converted into Ordinary Shares, no par value per share, upon the effectiveness of the registration statement for the IPO.

j.	On November 17, 2025, the Company’s Board of Directors approved the grant of 126,197 share options to Eyal Rubin, who was subsequently appointed as the Company’s Chief Financial Officer. The grant to Mr. Rubin is subject to shareholder approval. The share options have an exercise price of $7.56 and vest over three years.

k.

On December 11, 2025, the Company’s Board of Directors approved the grant of an aggregate amount of 30,000 share options to three members of the Board of Directors, subject to shareholder approval. The share options have an exercise price of $5.38 and vest over four years in quarterly installments.

On the same date, the Company’s Board of Directors approved the grant of 55,500 share options to employees and advisors of the Company.

l.	On December 21, 2025, the Company terminated one 2024 SAFE agreement in the amount of $250, as the investor did not transfer the funds as agreed upon per the agreement. The Company notified the investor. The Company has not issued the investor any shares, nor has it recorded this particular SAFE agreement in its financial statements.

NOTE 14:	SUBSEQUENT EVENTS

The Company evaluated subsequent events from the date of the consolidated balance sheet of December 31, 2024 through March 21, 2025, the date the consolidated financial statements were available to be issued, and has determined that, there have been no subsequent events that require recognition or disclosure in the consolidated financial statements as follows :

a.	In January through March 2025, the Company entered into agreements to raise additional $280 under the terms of the 2024 SAFEs (see Note 4). The proceeds from the issuance of the additional 2024 SAFEs were received during February and March 2025.
b.

In January 2025, the Board of Directors approved the engagement with Dan Teleman as Chief Executive Officer (“CEO”). The CEO is entitled to a gross monthly salary in the amount of NIS 30 ($8) beginning January 7, 2025 and until March 2025. Beginning April 1, 2025, the CEO is entitled to a gross monthly salary of NIS 40 ($11), to be increased to NIS 70 ($19) as of and subject to consummation of the IPO until the first anniversary of the IPO, and thereafter to NIS 75 ($21) until the second anniversary of the IPO and to NIS 80 ($22) thereafter. Additionally, the CEO will be entitled to an annual bonus in between 10%-20% of his annual gross salary (the “CEO Annual Bonus”).

The CEO also entitled for other benefits such as reimbursement of expenses and certain bonus payments, including a one-time bonus payment of NIS 120 ($33) upon and subject to consummation of the IPO (the “CEO IPO Bonus”).
In March 2025, the shareholders and the Board of Directors approved, subject to the consummation of the IPO, the following amendments to the agreement with the CEO (1) an increase in the CEO Annual Bonus from 10%-20% of his annual gross salary to 20%-30%; (2) one-time bonus of $75 if the Phase 3 clinical trial of NS002 successfully meets its primary end-point; and (3) an increase in the CEO IPO Bonus to NIS 240 ($66).

c.	In January 2025, the Company granted the CEO and its Director of Finance 318,856 share options and 27,681 share options, respectively, to purchase 346,537 Class Ordinary Shares at an exercise price of $6.05. The share options are to vest over a period of 36 months, commencing January 7, 2025, with the share options granted to the CEO vesting fully upon change of control, other than IPO, as defined in the agreement. In addition, the Company increased the maximum number of Ordinary Shares reserved for issuance under the 2019 Plan by 477,008, from 246,170 Ordinary Shares to 723,178 Ordinary Shares.
d.	In March 2025, the shareholders and the Board of Directors approved compensation adjustments upon completion of the IPO to Mr. Udi Gilboa, as follows: (i) NIS 86 ($24) monthly consultation fee in the first year following the IPO, (ii) NIS 90 ($25) monthly consultation fee in the second year following the IPO, and (iii) NIS 95 ($26) monthly consultation fee from the third year following the IPO; (iv) monthly car allowance and maintenance expenses of NIS 4 ($1); (v) annual bonus of up to 25% of the annual consulting fees, the specific amount of which is subject to further approval of our Board of Directors; and (vi) one-time bonus of NIS 905 plus VAT ($250) upon completion of the IPO. Further, the compensation committee and Board of Directors, may grant Mr. Gilboa: (i) a special bonus of up to 1.5% of the proceeds of a qualified merger, sale, or assignment as provided therein; (ii) an equity financing bonus equal to up to 2% of the cash proceeds in a private placement or other equity financing transaction, and (iii) a one-time bonus for special efforts performed by Mr. Gilboa and/or in respect of the significant contribution of Mr. Gilboa to the Company’s operations, special projects or extra ordinary achievements which are not in the Company’s ordinary course of business.
e.	In March 2025, the Board of Directors and the Company’s shareholders approved compensation adjustments upon completion of the IPO to Dr. Dalia Megiddo, as follows: (i) NIS 86 ($24) monthly consultation fee in the first year following the IPO, (ii) NIS 97 ($27) monthly consultation fee in the second year following the IPO, and (iii) NIS 106 ($29) monthly consultation fee from the third year following the IPO; (iv) monthly car allowance and maintenance expenses of NIS 4 ($1); (v) annual bonus of up to 25% of annual consulting fees, subject to approval of our Board of Directors; one-time bonus of NIS 724 plus VAT ($200) upon completion of the IPO. Further, the compensation committee and the Board of Directors, may grant Dr. Megiddo (i) a special bonus of up to 1.5% of the proceeds of a qualified merger, sale, or assignment as provided therein; (ii) a one-time bonus for special efforts performed by Dr. Megiddo and/or in respect of the significant contribution of Dr. Megiddo to the Company’s operations, special projects or extra ordinary achievements which are not in the Company’s general course of business; (iii) a bonus of NIS 905plus VAT ($249) upon NDA submission for NS002 to the FDA; and (iv) a bonus of NIS 1,811 plus VAT ($497) upon FDA approval of an NDA for NS002.
f.

On March 17, 2025, the shareholders approved, subject to the effectiveness of the registration statement, the following changes to the Company’s share capital, which will take place on the effective date of the registration statement:

1.	Convert all shares of Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares into Class Ordinary Shares on a ratio of 1-for-1;

2.	Execute a change in the par value of its Class Ordinary Shares such that following the change the Class Ordinary Shares have no par value; and

3.	Increase the Company’s authorized Class Ordinary Shares by 9,536 thousand shares. Following such increase, the Company’s authorized capital shares will consist of 22,802 thousand shares of Class Ordinary Shares, no par value.

g.

On August 6, 2025, the Company effected a forward share split at a ratio of 1-for-4.77008 (“Forward Share Split”). All shares and per share data in these financial statements have been retrospectively adjusted to reflect the Forward Share Split.